Income Taxes (Tables)	12 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income (Loss) from Continuing Operations and Income Tax Expense
Significant components of income (loss) from continuing operations and income tax expense for the fiscal years ended September 30, 2016, September 25, 2015 and September 26, 2014 consisted of the following:

	Fiscal Year Ended
(in thousands)	September 30, 2016	September 25, 2015	September 26, 2014
Components of income (loss) before income taxes:
United States	$78,016	$(11,739)	$(107,722)
Non-U.S	8,765	3,868	835
Income (loss) before income taxes	$86,781	$(7,871)	$(106,887)

Income tax expense (benefit):
Current:
United States:
Federal	$18,748	$(2,017)	$195
State	4,655	1,562	1,502
Non-U.S:	2,026	1,189	1,874
Current income tax expense (benefit)	$25,429	$734	$3,571

Deferred
United States:
Federal	$642	$(3,721)	$(31,690)
State	1,872	(929)	(2,925)
Non-U.S:	42	1,000	(1,895)
Deferred income tax expense (benefit)	2,556	(3,650)	(36,510)
Income tax expense (benefit)	$27,985	$(2,916)	$(32,939)

Schedule of Federal Income Tax Rate and Effective Income Tax Rate Reconciliation
Differences between the statutory federal income tax rate and effective income tax rate are summarized below:

	Fiscal Year Ended
(in thousands)	September 30, 2016	September 25, 2015	September 26, 2014
Statutory federal tax	35%	35%	35%
Adjustments to reconcile to the effective income tax rate:
State income taxes	5%	1%	2%
Nondeductible expenses	2%	(7)%	(1)%
Valuation allowance	1%	(15)%	—%
Foreign rate differential	(2)%	3%	—%
U.S. tax effects of unremitted foreign earnings	—%	—%	2%
Nondeductible goodwill impairment	—%	—%	(11)%
Domestic Manufacturing Deduction	(3)%	—%	—%
Finalization of Federal audits	—%	—%	4%
Prior period adjustments	—%	(2)%	—%
Indemnified uncertain tax benefits	(5)%	22%	—%
Other	(1)%	—%	—%
Effective income tax rate	32%	37%	31%

Schedule of Components of Net Deferred Income Tax Assets
The components of the net deferred income tax assets are as follows:

(in thousands)	September 30, 2016	September 25, 2015
Deferred tax assets:
Accrued liabilities and reserves	$50,221	$32,494
Tax loss and credit carryforwards	14,138	18,699
Postretirement benefits	14,232	11,481
Inventory	6,526	18,481
Other	1,320	2,425
	$86,437	$83,580
Deferred tax liabilities:
Property, plant and equipment	$(12,785)	$(8,458)
Intangible assets	(70,037)	(74,649)
Loss on investment	(5,151)	(4,248)
Other	(1,695)	(2,163)
	$(89,668)	$(89,518)
Net deferred tax liability before valuation allowance	(3,231)	(5,938)
Valuation allowance	(8,658)	(7,532)
Net deferred tax liability	$(11,889)	$(13,470)

Schedule of Reconciliation of Unrecognized Tax Benefits, Excluding Interest and Penalties
A reconciliation of the beginning and ending amount of unrecognized tax benefit, excluding interest and penalties, is as follows:

(in thousands)	For the period from September 27, 2013 to September 30, 2016
Balance as of September 27, 2013	$14,164
Additions based on tax positions related to prior years	134
Settlements	(4,056)
Balance as of September 26, 2014	10,242
Additions based on tax positions related to prior years	69
Settlements	(2,210)
Balance as of September 25, 2015	8,101
Additions based on tax positions related to prior years	62
Settlements	(4,360)
Balance as of September 30, 2016	$3,803

Schedule of Tax Years Subject to Examination	The following tax years remain subject to examination by the major tax jurisdictions as follows:

Jurisdiction	Years Open to Audit
France	2010-2012
U.S.	2010-2015